Discontinued Operations - Related Party Transaction (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 FineTech Laboratories, Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operation, tax expense (benefit) recognized related to resolution of certain tax contingencies	$ (400)
Discontinued operation, tax expense (benefit) recognized related to reversal of certain contingent tax liabilities		$ 20,000